                        DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

            SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL
                        INFORMATION DATED MARCH 29, 2004

                   AAM/DFA U.S. High Book to Market Portfolio
               AAM/DFA International High Book to Market Portfolio
                AAM/DFA Two-Year Corporate Fixed Income Portfolio
                      AAM/DFA Two-Year Government Portfolio

The prospectus and statement of additional information for the Portfolios listed above are revised as follows:

Effective October 28, 2004, each Portfolio changed its name as follows:

     o    The AAM/DFA  U.S.  High Book to Market  Portfolio  changed its name to
          LWAS/DFA U.S. High Book to Market Portfolio.

     o    The AAM/DFA  International  High Book to Market Portfolio  changed its name to LWAS/DFA International High Book to Market Portfolio.

     o    The AAM/DFA Two-Year Corporate Fixed Income Portfolio changed its name to LWAS/DFA Two-Year Corporate Fixed Income Portfolio.

     o    The AAM/DFA Two-Year Government Portfolio changed its name to LWAS/DFA
          Two-Year Government Portfolio.

All references to the  Portfolios'  former names are hereby deleted and replaced with the Portfolios' new names.

Effective  October 28, 2004,  Assante Asset  Management Inc. ("AAM") changed its name to LWI Financial Inc. ("LWIF").  All references to Assante Asset Management
Inc. and AAM are hereby deleted and replaced with LWI Financial Inc. or LWIF, as applicable.

The new address for LWIF is 3055 Olin Avenue,  Suite 2000,  San Jose,  CA 95128,
(800) 366-7266.

                The date of this Supplement is October 28, 2004.